Summary of Significant Accounting Policies - Deferred Revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Change In Contract With Customer, Asset and Liability [Roll Forward]
Deferred revenue	$ 28,221
Revenue recognized	(22,183)
Deferred revenue increase (decrease)	(13,998)
Deferred revenue	$ 36,406